ANNUAL REPORT
SEPTEMBER 30, 1996

REYNOLDS FUNDS
100% NO-LOAD MUTUAL FUNDS

REYNOLDS
BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION,
WITH CURRENT INCOME A SECONDARY OBJECTIVE

REYNOLDS
OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
U.S. GOVERNMENT BOND FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME

REYNOLDS
MONEY MARKET FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH A STABLE NET ASSET VALUE

                                 REYNOLDS FUNDS

Dear Fellow Shareholders:                                     October 28, 1996

  The Reynolds Blue Chip Growth and Opportunity Funds had strong appreciation for the twelve months ended September 30, 1996:

October 1, 1995 through September 30, 1996

REYNOLDS BLUE CHIP GROWTH FUND  +18.1%
REYNOLDS OPPORTUNITY FUND  +10.4%

  These Funds had strong appreciation for the three years ended September 30, 1996:

Average Annual Total Returns
October 1, 1993 through September 30, 1996

REYNOLDS BLUE CHIP GROWTH FUND  +17.9%
REYNOLDS OPPORTUNITY FUNDS +16.9%

                                   VALUATIONS

  The stocks that are held in the Blue Chip and Opportunity Funds are currently good values. One of the best measures of valuation for high quality growth stocks is:

     The ratio of a company's growth rate to its price/earnings ratio (p/e ratio). In the past, a high quality growth stock has been high priced when it was valued at a p/e ratio which was twice its growth rate. It has been reasonably valued when it was valued at a p/e ratio the same as or less than its growth rate. Currently, our high quality growth stocks are good values as they generally are selling at p/e ratios that are the same as or less than their growth rates.

  Another useful measure of valuation is:

     The p/e ratio of the stock market averages. Over the last seventy five years the U.S. stock market has been valued at an average p/e ratio of 16 times earnings. The U.S. stock market is currently valued at a p/e ratio of 16 times next twelve months estimated earnings. The U.S. stock market is currently valued at about its normal average historical valuation and is at an attractive valuation for long-term purchases.

  A useful factor for valuation analysis is:

     The level of short-term interest rates. When short-term interest rates approach 10%, the valuations of stocks are affected as some investors decide that they would rather have the surer return that shorter term money market instruments offer, rather than the more uncertain higher return that stocks might provide. However, inflation currently is at a low level and short-term interest rates are around 5%. This is a positive factor for stocks.
                               INVESTMENT OUTLOOK

  There are currently many investment positives. Among them are: (1) the U.S. budget deficit has been cut in about half since the early 1990s, (2) U.S. industry is more competitive now than at any time in the past quarter century,
(3) U.S. companies are the leaders in the majority of industries worldwide, including technology, (4) the three most important U.S. economic statistics - economic growth, inflation and interest rates - are currently very positive, creating a solid foundation for the financial markets, and (5) valuations are reasonable.

                       THE REYNOLDS BLUE CHIP GROWTH FUND

  The Blue Chip Fund has investments in many of the premier larger worldwide growth companies. These companies have proven management, leading research, outstanding products, strong financial structures and high profitability. In addition, many of these companies are not significantly affected by economic fluctuations and investors don't become overly concerned about them during uncertain periods. The probabilities highly favor that the diversified group of industry leading companies held in the Blue Chip Fund will remain industry leaders, continue to strongly increase their earnings and continue to significantly increase future shareholder wealth.

  The Blue Chip Fund's return was +18.1% for the nine months ended September 30, 1996. The Blue Chip Fund's return was +69.1% for the five years ended September 30, 1996. This was an average annual compounded rate of return of +11.1%. The Blue Chip Fund increased +146.0% from August 12, 1988 (effective date of the Fund's registration statement) through September 30, 1996. This was an average annual compounded rate of return of +11.7%.

  The Blue Chip Fund has received many awards for its recent performance. Among them are:

  (1) An A rating by The Wall Street Journal for its most recent one and three year performance.
  (2) An A rating by Investor's Business Daily for its most recent three year performance.
  (3) A Four Star rating by Morningstar for its most recent one and three year performance.
  (4)     A top 2% ranking from Morningstar for tax efficiency.

  The Board of Directors declared a distribution of $0.3475 from net long-term realized gains on October 25, 1996. This distribution was paid on October 28, 1996 to shareholders of record on October 24, 1996.

                         THE REYNOLDS OPPORTUNITY FUND

  A long-term investment in the Reynolds Opportunity Fund is intended to be a good complement to a long-term investment in the Blue Chip Fund. The Opportunity Fund emphasizes high quality investments in small to medium size, rapidly growing companies. The Opportunity Fund has investments in many of the best emerging growth companies worldwide. The Fund generally invests in companies which already have proven themselves in the marketplace and already are leaders in their industries. These companies generally have sales of $75 million to $1 billion or more and are demonstrating strong earnings growth from proprietary products. We are making a high probability bet with the companies in the Opportunity Fund, just as we are with the companies in the Blue Chip Fund, that the majority of the companies within a well diversified group of proven worldwide leading companies will continue to be leaders and strongly increase their earnings and shareholder wealth in the future.

  The Opportunity Fund's return was +12.2% for the nine months ended September 30, 1996. The Fund increased +56.4% from January 30, 1992 (effective date of the Fund's registration statement) to September 30, 1996. This was an average annual compounded rate of return of +10.1%.

  The Opportunity Fund is not yet ranked by The Wall Street Journal and Investor's Business Daily because it does not have $25 million of net assets. We look forward to this Fund having the same rankings as the Blue Chip Fund when it reaches this level of assets.

                     THE REYNOLDS U.S. GOVERNMENT BOND FUND

  The Reynolds U.S. Government Bond Fund emphasizes high quality investments in U.S. Treasury Bonds, Treasury Notes and Treasury Bills of varying maturities. As of September 30, 1996, the assets were invested approximately 95% in U.S. Treasury Securities and 4% in high quality cash equivalents.

  The Bond Fund had a dollar weighted average maturity of 1.9 years on September 30, 1996. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short- and long-term economic, inflation and interest rate forecasts.

                         THE REYNOLDS MONEY MARKET FUND

  As of September 30, 1996, the assets of the Reynolds Money Market Fund were invested approximately 55% in high quality commercial paper, 30% in Federal Agencies, and 15% in high quality cash equivalents. As of September 30, 1996, the dollar weighted average days to maturity of the Money Market Fund was 37.7 days.

  The Reynolds Money Market Fund's yield is usually higher than or approximately the same as most brokerage firm sponsored money market funds because those funds typically have higher expense structures due to their higher marketing costs. The Reynolds Money Market Fund's yield is almost always higher than rates paid by most bank accounts. The rates paid by banks are lower because banks typically have higher overhead.

  For ease of redemption, the Money Market Fund offers: (1) free check writing (in amounts of $500 or more); or (2) telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account ($10.00 wiring charge).

                              ECONOMIC DISCUSSION
                               THE WORLD ECONOMY

  Most economies around the world are enjoying steady growth. It is the first economic expansion that most of the world is sharing. Strong worldwide growth patterns are forecast for many industries in the next few years. There are more than 1.5 billion people in the world who will be experiencing a higher standard of living as capitalism grows and Communism declines in China, Eastern Europe and Russia. Many other countries, such as India and Latin America, have rapidly emerging middle classes, which desire western goods and services and governments that are encouraging foreign investments.

  Worldwide inflation remains low. There are many reasons for this including:
(1) committed central bankers, (2) fiscal restraint by governments, (3) worldwide competition for products and labor is keeping costs low, (4) the collapse of Communism is making economic systems more efficient, (5) cost cutting and restructuring are spreading to many countries, (6) more efficient private-sector operations are replacing inefficient state-run enterprises, (7) excess capacity exists in many markets, and (8) advances in technology are helping to improve efficiency. The Blue Chip and Opportunity Funds are well positioned to participate in these strong worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies.

                                THE U.S. ECONOMY

  Alan Greenspan, the Chairman of the Federal Reserve Board, forecasts that the U.S. economy will continue to have moderate, but not excessive, growth and inflation. The majority of government and private-sector data still indicate modest, but broad based growth. Gross Domestic Product (GDP) is forecast to increase 2.5% in 1996 and 2% in 1997 after increasing 2% in 1995.

  U.S. inflation is at its lowest level since the 1960s as the Federal Reserve continues to do a good job of keeping inflationary pressures down. The Federal Reserve has been willing to act at the first sign that a rise in inflation could be near. This policy allows the Federal Reserve to use milder rather than harsher remedies which often stop economic growth later on. The current absence of widespread labor and raw materials shortages should keep inflation in check. Also, there seems to be enough hesitation on the part of consumers that demand for goods shouldn't be higher than supply. In addition, rising business investment in efficient plant and equipment should help to prevent inflation from quickening its pace. U.S. inflation is estimated to increase at a manageable 2.5% rate in 1996 and 2.7% in 1997, after increasing at a 2.5% rate in 1995. As a result, near term monetary policy has remained unchanged.

                      INFORMATION ABOUT THE REYNOLDS FUNDS

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT DAILY NET ASSET VALUES AND CURRENT ACCOUNT INFORMATION: Call 1-800-773-9665 (1-800-7REYNOLDS) and press "0" during normal business hours.

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (twenty-four hours-a-day, seven days-a-week) and press "2". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST)

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days-a-week), press "3" and enter your 16 digit account number which appears at the top of your statement.

  FOR REYNOLDS MONEY MARKET FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "2".

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are:
(1) Reynolds Money Market and U.S. Government Bond Fund statements are sent monthly when each months' accrued dividends are posted, (2) Reynolds Blue Chip and Opportunity Fund statements are sent twice a year when any ordinary income or capital gains are distributed, and (3) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX BASIS REPORTING: Individual 1099 forms which summarize any dividend income, and any long- or short-term capital gains are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds is also reported in January.

  NEWSPAPER LISTING OF NET ASSET VALUE: The Blue Chip Fund is listed alphabetically, with the symbol Rey BC, ReynBlCh, or Rnlds Bl Ch Gth, in many major daily newspapers including Investor's Business Daily, USA Today and The Wall Street Journal. The Opportunity Fund is listed in USA Today. The Opportunity Fund and the U.S. Government Bond Fund will be listed in other newspapers once they have either $25 million of net assets or 1,000 shareholders.

  NASDAQ SYMBOL FOR THE BLUE CHIP FUND:  RBCGX.

  THE REYNOLDS FUNDS ARE 100% NO-LOAD: No front end sales commissions or redemption fees are charged.

  THE REYNOLDS FUNDS DO NOT HAVE A 12(B)-1 PLAN: No marketing fees are charged to the Funds.

  MINIMUM INVESTMENT: $1,000 ($100 for additional investments - except for the Automatic Investment Plan which is $50) for regular and retirement plan accounts.

  PROTOTYPE PLANS FOR RETIREMENT PLANS:  All types are offered.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account or your account in any of the Reynolds Funds at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or wire to your bank account.

  EXCHANGES OR REGULAR REDEMPTIONS:  As often as desired - no charge.

  One hundred percent of our company's pension plan is invested in the Reynolds Funds. We appreciate your continued confidence in the Reynolds Funds and would like to welcome our new shareholders. We look forward to strong results in the future.

Sincerely,

/s/ Frederick L. Reynolds
Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

REYNOLDS FUNDS, INC.
REPORT OF INDEPENDENT ACCOUNTANTS
3100 Multifoods Tower
33 South Sixth Street
Minneapolis, MN 55402

(PRICE WATERHOUSE LLP LOGO)

October 25, 1996

To the Shareholders and Board of Directors of Reynolds Funds, Inc.

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Reynolds Blue Chip Growth Fund, Reynolds Opportunity Fund, Reynolds U.S. Government Bond Fund and Reynolds Money Market Fund (constituting Reynolds Funds, Inc., hereafter referred to as the "Funds") at September 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the eight years in the period ended September 30, 1996 and for the period August 10, 1988 (commencement of operations) through September 30, 1988 for Reynolds Blue Chip Growth Fund, for the five years ended September 30, 1996 and for the period January 30, 1991 (commencement of operations) through September 30, 1991 for Reynolds Money Market Fund and for the four years ended September 30, 1996 and the period January 30, 1992 (commencement of operations) through September 30, 1992 for Reynolds Opportunity Fund and Reynolds U.S. Government Bond Fund, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

REYNOLDS BLUE CHIP GROWTH FUND
STATEMENT OF NET ASSETS
September 30, 1996

                                                                       QUOTED
SHARES OR PRINCIPAL AMOUNT                                       MARKET VALUE
--------------------------                                       ------------

LONG-TERM INVESTMENTS -- 99.4% (A)<F2>
COMMON STOCKS -- 99.3% (A)<F2>
            AUTOMOTIVE -- 0.0%
       500  Chrysler Corp.                                            $14,312

            BANKS -- 1.0%
       500  BankAmerica Corp.                                          41,062
       500  Citicorp                                                   45,312
       500  J.P. Morgan & Co. Inc.                                     44,438
       500  NationsBank Corporation                                    43,438
       500  Wells Fargo & Co.                                         130,000
                                                                    ---------
                                                                      304,250

            BEVERAGES -- 8.0%
     1,000  Anheuser-Busch Companies, Inc.                             37,625
    25,000  The Coca-Cola Company                                   1,271,875
    41,000  PepsiCo, Inc.                                           1,158,250
                                                                   ----------
                                                                    2,467,750

            BIOTECHNOLOGY -- 1.0%
     4,000  Amgen Inc.*<F1>                                           252,500
     2,468  Chiron Corp.*<F1>                                          46,892
                                                                   ----------
                                                                      299,392

            BUILDING -- 1.4%
     7,500  The Home Depot, Inc.                                      426,562

            CHEMICALS -- 0.5%
       500  AlliedSignal Inc.                                          32,937
       500  Dow Chemical Co.                                           40,125
       500  E.I du Pont de Nemours & Co.                               44,125
       500  Minnesota Mining & Manufacturing Co.                       34,938
                                                                    ---------
                                                                      152,125

            COMPUTER NETWORKING -- 9.9%
    15,000  3Com Corp.*<F1>                                           900,945
     4,000  Ascend Communications, Inc.*<F1>                          264,500
     8,000  Bay Networks, Inc.*<F1>                                   218,000
     3,500  Cabletron Systems, Inc.*<F1>                              239,312
    23,000  Cisco Systems Inc.*<F1>                                 1,427,449
                                                                   ----------
                                                                    3,050,206

            COMPUTER & PERIPHERALS -- 2.7%
     1,500  Compaq Computer Corp.*<F1>                                 96,187
     9,000  Hewlett-Packard Co.                                       438,750
     1,500  International Business Machines Corp.                     186,750
     2,000  Sun Microsystems, Inc.*<F1>                               124,250
                                                                    ---------
                                                                      845,937

            COMPUTER SOFTWARE & SERVICES -- 9.5%
     3,750  Computer Associates International, Inc.                   224,062
    14,250  Microsoft Corp.*<F1>                                    1,879,219
    15,375  Oracle Corp.*<F1>                                         654,406
     2,000  PeopleSoft, Inc.*<F1>                                     166,500
                                                                   ----------
                                                                    2,924,187

            DRUGS -- 17.5%
     2,500  Bristol-Myers Squibb Co.                                  240,937
     8,000  Eli Lilly & Co.                                           516,000
    24,100  Merck & Co., Inc.                                       1,696,038
    16,500  Pfizer Inc.                                             1,305,562
    17,000  Schering-Plough Corp.                                   1,045,500
     9,000  Warner-Lambert Co.                                        594,000
                                                                   ----------
                                                                    5,398,037
            ELECTRICAL EQUIPMENT -- 1.5%
     2,000  Emerson Electric Co.                                      180,250
     3,000  General Electric Co. (U.S.)                               273,000
                                                                    ---------
                                                                      453,250

            ELECTRONICS -- 0.2%
     4,000  Teradyne, Inc.*<F1>                                        66,500

            ENERGY -- 1.9%
       500  Amoco Corp.                                                35,250
       500  Chevron Corp.                                              31,313
       500  Exxon Corp.                                                41,625
     2,000  Mobil Corp.                                               231,500
     1,000  Royal Dutch Petroleum Co. ADR                             156,125
       500  Schlumberger Ltd.                                          42,250
       500  Texaco Inc.                                                46,000
                                                                    ---------
                                                                      584,063

            FINANCIAL SERVICES -- 0.4%
       500  American Express Co.                                       23,125
       500  Diebold, Inc.                                              29,188
     2,000  Federal National Mortgage Association                      69,750
       500  Intuit Inc.*<F1>                                           15,750
                                                                    ---------
                                                                      137,813

            FOODS -- 4.8%
       500  Campbell Soup Co.                                          39,000
       500  CPC International Inc.                                     37,438
        20  The Earthgrains Company                                       770
     1,000  General Mills, Inc.                                        60,375
     1,000  H.J. Heinz Co.                                             33,750
     5,000  Kellogg Co.                                               344,375
    10,000  Philip Morris Companies Inc.                              897,500
     1,000  Quaker Oats Co.                                            36,625
       500  Sara Lee Corp.                                             17,875
                                                                   ----------
                                                                    1,467,708

            FOOD WHOLESALERS -- 0.1%
     1,000  Sysco Corp.                                                33,625

            GOLD -- 0.1%
       500  Newmont Mining Corp.                                       23,625

            GROCERY STORES -- 0.3%
     1,000  Albertson's, Inc.                                          42,125
     1,000  Safeway Inc.*<F1>                                          42,625
                                                                   ----------
                                                                       84,750

            HEALTH MAINTENANCE ORGANIZATIONS -- 1.8%
       617  Aetna Inc.                                                 43,421
     6,000  Oxford Health Plans, Inc.*<F1>                            298,500
     4,500  United HealthCare Corp.                                   187,313
                                                                   ----------
                                                                      529,234

            HOUSEHOLD PRODUCTS -- 8.2%
     4,000  American Home Products Corp.                              255,000
     8,500  Colgate-Palmolive Co.                                     738,438
     5,000  Gillette Company                                          360,625
    12,000  Procter & Gamble Co.                                    1,170,000
                                                                   ----------
                                                                    2,524,063

            INSURANCE -- 1.5%
     3,750  American International Group, Inc.                        377,813
       500  General Re Corp.                                           70,875
                                                                    ---------
                                                                      448,688

            MACHINERY -- 0.2%
       500  Caterpillar Inc.                                           37,688
       500  Deere & Co.                                                21,000
                                                                   ----------
                                                                       58,688

            MEDICAL SUPPLIES -- 7.5%
    15,000  Abbott Laboratories                                       738,750
    31,000  Johnson & Johnson                                       1,588,750
                                                                   ----------
                                                                    2,327,500

            OFFICE EQUIPMENT & SUPPLIES -- 0.6%
     5,000  Office Depot, Inc.*<F1>                                   118,125
     1,000  Xerox Corp.                                                53,625
                                                                   ----------
                                                                      171,750

            PAPER & FOREST PRODUCTS -- 1.0%
       500  Georgia-Pacific Corp.                                      39,562
       500  International Paper Co.                                    21,250
     2,780  Kimberly-Clark Corp.                                      244,988
                                                                   ----------
                                                                      305,800
            PHOTOGRAPHY -- 0.1%
       500  Eastman Kodak Co.                                          39,250

            PUBLISHING -- 0.2%
     1,000  Gannett Co., Inc.                                          70,375

            RAILROADS -- 0.4%
       500  Burlington Northern Santa Fe Corp.                         42,187
       500  CSX Corp.                                                  25,250
       500  Norfolk Southern Corp.                                     45,688
                                                                   ----------
                                                                      113,125

            RECREATION -- 1.6%
     8,049  Walt Disney Co.                                           510,105

            RESTAURANTS -- 1.6%
    10,500  McDonald's Corp.                                          497,437

            RETAIL - SPECIALTY -- 0.9%
     2,000  Best Buy Co., Inc.*<F1>                                    45,500
     1,500  NIKE, Inc. Cl B                                           182,250
     1,000  Toys 'R' Us, Inc.*<F1>                                     29,125
     1,000  Walgreen Co.                                               37,000
                                                                   ----------
                                                                      293,875

            RETAIL STORES -- 1.3%
     1,500  Dayton Hudson Corp.                                        49,500
     5,000  Gap, Inc.                                                 144,375
       500  The May Department Stores Co.                              24,313
       500  Nordstrom, Inc.                                            19,000
       500  Sears, Roebuck and Co.                                     22,375
     5,000  Wal-Mart Stores, Inc.                                     131,875
                                                                   ----------
                                                                      391,438
            SEMICONDUCTORS -- 6.6%
     1,000  Altera Corp.*<F1>                                          50,625
     3,000  Atmel Corp.*<F1>                                           92,625
    18,000  Intel Corp.                                             1,717,884
     2,000  LSI Logic Corp.*<F1>                                       46,500
     1,000  Texas Instruments Inc.                                     55,125
     2,000  Xilinx, Inc.*<F1>                                          68,000
                                                                  -----------
                                                                    2,030,759

            SEMICONDUCTOR/CAPITAL SPENDING -- 0.5%
     2,500  Applied Materials, Inc.*<F1>                               69,063
     2,000  KLA Instruments Corp.*<F1>                                 45,000
     1,000  Novellus Systems, Inc.*<F1>                                42,625
                                                                    ---------
                                                                      156,688

            TELECOMMUNICATIONS -- 4.4%
     1,500  America Online Inc.                                        53,437
     2,000  L.M. Ericsson Telephone Co. ADR                            50,750
    10,500  Motorola, Inc.                                            542,063
    10,000  Tellabs, Inc.*<F1>                                        706,250
                                                                   ----------
                                                                    1,352,500

            TRANSPORTATION -- 0.1%
       500  Boeing Co.                                                 47,250
                                                                   ----------
            Total common stocks
              (cost $14,703,141)                                   30,602,617

       205  Aetna Inc. 6.25% Class C
              Voting Preferred                                         14,939
                                                                   ----------
            Total preferred stocks
              (cost $13,386)                                           14,939
                                                                   ----------
            Total long-term investments
              (cost $14,716,527)                                   30,617,556

SHORT-TERM INVESTMENTS -- 0.7% (A)<F2>
            VARIABLE RATE DEMAND NOTES
 $ 205,419  Wisconsin Electric Power Co.                              205,419
                                                                   ----------
            Total short-term investments
              (cost $205,419)                                         205,419
                                                                   ----------
            Total investments
              (cost $14,921,946)                                   30,822,975
            Liabilities, less cash and
              receivables (0.1%) (A)<F2>                             (15,672)
                                                                   ----------
            NET ASSETS                                            $30,807,303
                                                                   ----------
                                                                   ----------

            Net Asset Value Per Share
              ($0.01 par value 20,000,000
              shares authorized), offering
              and redemption price
              ($30,807,303 / 1,357,876
              shares outstanding)                                      $22.69
                                                                      -------
                                                                      -------

  *<F1>Non-income producing security.
  (a)<F2>Percentages for the various classifications relate to net assets.

REYNOLDS BLUE CHIP GROWTH FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1996

INCOME:
  Dividends                                                        $370,141
  Interest                                                           21,885
                                                                  ---------
     Total income                                                   392,026
                                                                  ---------
EXPENSES:
  Management fee                                                    298,941
  Administrative services                                            59,223
  Transfer agent fees                                                26,681
  Professional fees                                                  16,888
  Custodian fees                                                     11,709
  Printing and postage expense                                        9,209
  Registration fees                                                   5,254
  Other expenses                                                      7,759
                                                                  ---------
     Total expenses                                                 435,664
                                                                  ---------
NET INVESTMENT LOSS                                                (43,638)
                                                                  ---------
NET REALIZED GAIN ON INVESTMENTS                                    502,046
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            4,345,211
                                                                  ---------
NET GAIN ON INVESTMENTS                                           4,847,257
                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $4,803,619
                                                                  ---------
                                                                  ---------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1996 and 1995


                                                             1996        1995
                                                            -----       -----
OPERATIONS:
 Net investment (loss) income                           $(43,638)     $35,153
 Net realized gain on investments                         502,046      47,749
 Net increase in unrealized appreciation
   on investments                                       4,345,211   7,502,425
                                                       ----------  ----------
  Net increase in net assets resulting
   from operations                                      4,803,619   7,585,327
                                                       ----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income
   ($0.01851 and $0.0633 per share, respectively)        (28,542)   (106,402)
 Distribution from net realized gains
  ($0.02704 and $0.1705 per share)                       (43,289)   (284,893)
                                                       ----------  ----------
  Total distributions                                  (71,831)**  (391,295)*
                                                             <F4>        <F3>
                                                       ----------  ----------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued
  (501,004 and 243,750 shares, respectively)            9,970,902   4,363,154
 Net asset value of shares issued in distributions
   (3,629 and 26,950 shares, respectively)                 69,920     388,744
 Cost of shares redeemed (671,882 and
   458,419 shares, respectively)                     (13,322,076) (7,360,639)
                                                       ----------  ----------
  Net decrease in net assets derived from
   Fund share activities                              (3,281,254) (2,608,741)
                                                       ----------  ----------
  TOTAL INCREASE                                        1,450,534   4,585,291

NET ASSETS AT THE BEGINNING OF THE YEAR                29,356,769  24,771,478
                                                       ----------  ----------
NET ASSETS AT THE END OF THE YEAR
 (including undistributed net investment income
   of $0 and $28,529, respectively)                   $30,807,303 $29,356,769
                                                       ----------  ----------
                                                       ----------  ----------

*<F3>Total distributions include $112,931 of ordinary income, of which 100% is eligible for the corporate dividends received deduction.
**<F4>Total distributions include $54,499 of ordinary income, of which 52% is eligible for the corporate dividends received deduction.

The accompanying notes to financial statements are an integral part of these statements.

REYNOLDS BLUE CHIP GROWTH FUND
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)


                                                                      YEARS ENDED SEPTEMBER 30,
                                             ---------------------------------------------------------------------------
                                              1996      1995      1994      1993      1992      1991      1990      1989  1988*<F5>
                                             -----     -----     -----     -----     -----     -----     -----     -----    ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period        $19.25    $14.46    $14.22    $14.98    $13.96    $11.14    $11.92    $10.06    $10.00
Income from investment operations:
  Net investment (loss) income              (0.03)      0.02      0.09      0.12      0.09      0.14      0.07      0.25      0.03
  Net realized and unrealized
    gain (loss) on investments                3.52      5.00      0.28    (0.79)      1.02      2.83    (0.65)      1.73      0.03
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment operations              3.49      5.02      0.37    (0.67)      1.11      2.97    (0.58)      1.98      0.06
Less distributions:
  Dividends from net investment income      (0.02)    (0.06)    (0.13)    (0.09)    (0.09)    (0.15)    (0.15)    (0.12)        --
  Distributions from net realized gains     (0.03)    (0.17)        --        --        --        --    (0.05)        --        --
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from distributions                    (0.05)    (0.23)    (0.13)    (0.09)    (0.09)    (0.15)    (0.20)    (0.12)        --
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period             $ 22.69   $ 19.25   $ 14.46   $ 14.22   $ 14.98   $ 13.96   $ 11.14   $ 11.92   $ 10.06
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
                                           -------   -------   -------   -------   -------   -------   -------   -------   -------
TOTAL INVESTMENT RETURN                      18.1%     35.3%      2.6%    (4.5%)      8.0%     26.9%    (5.0%)     19.9%    4.6%**
                                                                                                                              <F6>
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's $)    30,807    29,357    24,771    38,929    40,580    27,735    10,009     5,260       366
  Ratio of expenses (after reimbursement)
    to average net assets***<F7>              1.5%      1.5%      1.5%      1.4%      1.5%      1.7%      2.1%      2.0%    2.0%**
  Ratio of net investment                                                                                                     <F6>
    income to average net assets****<F8>    (0.1%)      0.1%      0.5%      0.8%      0.6%      1.2%      0.8%      2.7%    4.5%**
                                                                                                                              <F6>
  Portfolio turnover rate                    21.5%     49.2%     43.3%     38.1%      0.2%      0.9%     66.2%     32.5%        --
  Average commission rate paid*****<F9>    $0.1047

*<F5>For the period from August 10, 1988 (commencement of operations) to September 30, 1988.
**<F6>Annualized.
***<F7>Computed after giving effect to adviser's expense limitation undertaking.
If the Fund had paid all of its expenses, the ratio would have been 2.7% for the year ended September 30, 1989.
****<F8>If the Fund had paid all of its expenses, the ratio would have been 2.0% for the year ended September 30, 1989.
*****<F9>Disclosure required for fiscal years beginning after September 1, 1995.

The accompanying notes to financial statements are an integral part of this statement.


REYNOLDS OPPORTUNITY FUND
STATEMENT OF NET ASSETS
September 30, 1996

                                                                       QUOTED
SHARES OR PRINCIPAL AMOUNT                                       MARKET VALUE
--------------------------                                       ------------

LONG-TERM INVESTMENTS -- 98.8% (A)<F11>
COMMON STOCKS -- 98.6% (A)<F11>
            APPAREL -- 3.3%
       600  AnnTaylor Stores Corp.*<F10>                              $10,125
       500  The Buckle, Inc.*<F10>                                     15,875
       900  Claire's Stores, Inc.                                      19,237
       400  Designs, Inc.*<F10>                                         2,650
       400  Fila Holding S. p. A. ADR                                  38,450
       600  Gadzooks, Inc.                                             20,850
       300  Gucci Group, N.V.                                          21,750
       500  Gymboree Corp.*<F10>                                       15,188
       300  Jones Apparel Group, Inc.*<F10>                            19,125
       675  Just For Feet, Inc.*<F10>                                  33,834
     1,000  Kenneth Cole Productions Inc.*<F10>                        18,875
       400  Liz Claiborne, Inc.                                        14,900
       600  The Men's Wearhouse Inc.*<F10>                             15,000
       800  Nautica Enterprises Inc.*<F10>                             25,800
     1,000  NIKE, Inc. Cl B                                           121,500
       400  Nine West Group Inc.*<F10>                                 21,700
       800  St. John Knits, Inc.                                       40,100
       900  Talbots, Inc.                                              27,000
     1,000  Tommy Hilfiger Corp.*<F10>                                 59,250
       500  The Wet Seal, Inc.*<F10>                                   18,000
                                                                    ---------
                                                                      559,209

            BEVERAGES -- 1.7%
       500  Coca-Cola FEMSA, S.A. de C.V. ADR                          11,875
     2,500  The Coca-Cola Company                                     127,187
     1,400  Cott Corp.                                                 10,588
       300  Grupo Embotellador de Mexico,
              S.A. de C.V. GDR*<F10>                                    2,550
       500  Panamerican Beverages Inc.                                 20,563
     4,000  PepsiCo, Inc.                                             113,000
                                                                    ---------
                                                                      285,763

            BIOTECHNOLOGY -- 2.0%
       300  Agouron Pharmaceuticals, Inc.*<F10>                        13,087
       800  Amgen Inc.*<F10>                                           50,500
       300  BioChem Pharma Inc.*<F10>                                  12,037
     1,000  Biogen, Inc.*<F10>                                         76,000
     2,000  Bio-Vascular, Inc.*<F10>                                   14,750
       700  Centocor, Inc.*<F10>                                       24,850
       500  Cephalon Inc.*<F10>                                        12,063
     1,236  Chiron Corp.*<F10>                                         23,484
       500  Gensia Inc.*<F10>                                           2,500
       800  Genzyme Corp.*<F10>                                        20,400
       400  Human Genome Sciences, Inc.*<F10>                          15,100
       500  Immunex Corp.*<F10>                                         6,500
       600  Liposome Co., Inc.*<F10>                                   11,325
       300  Quintiles Transnational, Corp.*<F10>                       21,975
       700  Regeneron Pharmaceuticals, Inc.*<F10>                      14,088
       500  Serologicals Corp.*<F10>                                   17,375
                                                                   ----------
                                                                      336,034

            BUILDING -- 0.5%
       800  Fastenal Co.                                               39,600
       866  The Home Depot, Inc.                                       49,254
                                                                    ---------
                                                                       88,854

            CABLE TV/BROADCASTING -- 0.9%
       600  C-COR Electronics, Inc.*<F10>                               9,750
       600  Clear Channel Communications, Inc.*<F10>                   53,100
       300  General Instrument Corp.*<F10>                              7,425
       300  Grupo Televisa, S.A. GDR*<F10>                              8,662
       900  Infinity Broadcasting Corp.*<F10>                          28,350
       250  LIN Television Corp.*<F10>                                 10,250
       300  Viacom Inc.*<F10>                                          10,575
       628  Viacom Inc. Ser. B*<F10>                                   22,294
                                                                    ---------
                                                                      150,406

            CELLULAR -- 0.3%
       500  BRIGHTPOINT INC.*<F10>                                     12,062
       400  Grupo Iusacell, S.A. de
             C.V. ADR Ser L*<F10>                                       3,000
       300  Nokia Corp. "A" ADR                                        13,275
       800  Paging Network, Inc.*<F10>                                 16,000
                                                                    ---------
                                                                       44,337

            CHEMICALS - SPECIALTY -- 1.1%
       306  Desc, S.A. de C.V. ADR*<F10>                                6,808
     1,000  Dionex Corp.*<F10>                                         38,000
       500  Exide Corp.                                                12,938
       600  Ionics, Inc.*<F10>                                         28,275
       600  Millipore Corp.                                            23,700
       400  Pall Corp.                                                 11,300
       300  Raychem Corp.                                              22,500
       600  Sealed Air Corp.*<F10>                                     22,350
       300  Sigma-Aldrich Corp.                                        17,100
       156  Tetra Tech, Inc.*<F10>                                      3,705
                                                                   ----------
                                                                      186,676

            COMPUTERS - INTERNET -- 0.3%
       300  CyberCash, Inc.*<F10>                                       9,075
       600  Netscape Communications Corp.*<F10>                        27,825
       200  Security Dynamics Technologies, Inc.*<F10>                 14,350
       400  Spyglass, Inc.*<F10>                                        7,550
                                                                    ---------
                                                                       58,800

            COMPUTER NETWORKING -- 10.9%
     6,695  3Com Corp.*<F10>                                          402,122
       600  Amati Communications Corp.*<F10>                           13,200
     3,500  Ascend Communications, Inc.*<F10>                         231,437
     4,260  Bay Networks, Inc.*<F10>                                  116,085
     1,250  Cabletron Systems, Inc.*<F10>                              85,469
     2,700  Cascade Communications Corp.*<F10>                        220,050
       800  CIBER, Inc.*<F10>                                          30,400
     8,900  Cisco Systems Inc.*<F10>                                  552,361
       400  Citrix Systems, Inc.*<F10>                                 20,500
     1,000  CrossComm Corp.*<F10>                                       7,125
       700  CTC Communications Corp.*<F10>                              7,875
       400  Digi International Inc.*<F10>                               5,700
     1,800  FORE Systems, Inc.*<F10>                                   74,475
       874  FTP Software, Inc.*<F10>                                    6,446
       400  Legato Systems, Inc.*<F10>                                 19,000
       793  Madge Networks N.V.*<F10>                                  10,011
       600  Network General Corp.*<F10>                                13,725
       300  Newbridge Networks Corp.*<F10>                             19,125
       800  Optical Data Systems, Inc.*<F10>                           13,600
       400  Raptor Systems, Inc.*<F10>                                  6,800
       200  Xylan Corp.*<F10>                                          10,850
                                                                   ----------
                                                                    1,866,356

            COMPUTER & PERIPHERALS -- 4.1%
       500  Apple Computer, Inc.                                       11,094
       600  Auspex Systems, Inc.*<F10>                                  9,225
       900  Brooktrout Technology, Inc.*<F10>                          32,850
     1,000  Compaq Computer Corp.*<F10>                                64,125
       500  Comverse Technology, Inc.*<F10>                            19,437
       400  Cyrix Corp.*<F10>                                           6,550
       600  Dell Computer Corp.*<F10>                                  46,650
       600  ENCAD, Inc.*<F10>                                          25,125
       400  Exabyte Corp.*<F10>                                         6,000
       500  FileNet Corp.*<F10>                                        12,750
       400  Franklin Electronic Publishers Inc.*<F10>                   5,100
       400  Gateway 2000, Inc.*<F10>                                   19,150
     2,000  Hewlett-Packard Co.                                        97,500
       500  International Business Machines Corp.                      62,250
     2,400  Iomega Corp.*<F10>                                         58,200
       600  MicroTouch Systems, Inc.*<F10>                             11,250
       600  Oak Technology, Inc.*<F10>                                  6,225
       500  Read-Rite Corp.*<F10>                                       7,875
       500  Seagate Technology, Inc.*<F10>                             27,937
       900  Shiva Corp.*<F10>                                          51,638
       500  Silicon Graphics, Inc.*<F10>                               11,063
       700  Solectron Corp.*<F10>                                      34,300
       500  Stratus Computer, Inc.*<F10>                                9,875
       900  Sun Microsystems, Inc.*<F10>                               55,913
       400  SyQuest Technology, Inc.*<F10>                              2,525
                                                                   ----------
                                                                      694,607

            COMPUTER SOFTWARE & SERVICES -- 15.1%
       800  Adaptec, Inc.*<F10>                                        48,000
     1,560  Adobe Systems Inc.                                         58,110
       900  American Management Systems, Inc.                          25,200
       200  Arbor Software Corp.*<F10>                                  8,550
       500  Aspen Technology, Inc.*<F10>                               33,875
       500  Astea International Inc.*<F10>                              2,812
     2,300  Autodesk, Inc.                                             59,512
       450  Avant! Corporation*<F10>                                   13,500
       600  Baan Company N.V.*<F10>                                    20,025
     1,000  BMC Software, Inc.*<F10>                                   79,500
       400  Broderbund Software, Inc.*<F10>                            11,600
     1,125  Cadence Design Systems, Inc.*<F10>                         40,219
       300  Cheyenne Software, Inc.*<F10>                               6,450
       600  Computer Horizon Corp.*<F10>                               17,100
       200  Computer Sciences Corp.*<F10>                              15,375
     1,625  Computer Associates
              International, Inc.                                      97,094
       300  Compuware Corp.*<F10>                                      13,725
       600  Comshare, Inc.                                              9,225
       500  Datastream Systems, Inc.*<F10>                             15,125
       900  Electronics for Imaging, Inc.*<F10>                        64,575
       400  EMC Corp. (Mass.)*<F10>                                     9,050
       400  FIserv, Inc.*<F10>                                         15,300
       500  Gupta Corp.*<F10>                                           2,187
       400  Hummingbird Communications Ltd.*<F10>                      11,500
       600  Hyperion Software Corporation*<F10>                         9,225
     4,000  Informix Corp.*<F10>                                      111,500
       600  INSO Corp.*<F10>                                           32,550
       600  Integrated Systems, Inc.*<F10>                             19,800
       600  Macromedia, Inc.*<F10>                                     12,450
       300  MapInfo Corp.*<F10>                                         3,112
       975  McAffee Associates, Inc.*<F10>                             67,275
       400  Merix Corp.*<F10>                                           7,700
       600  Microcom, Inc.*<F10>                                        5,100
     5,100  Microsoft Corp.*<F10>                                     672,563
       800  MRV Communications, Inc.*<F10>                             20,600
     1,000  NetManage, Inc.*<F10>                                       8,781
     1,000  Number Nine Visual Technology Corp.*<F10>                   7,500
     7,650  Oracle Corp.*<F10>                                        325,607
     2,000  Parametric Technology Corp.*<F10>                          98,750
     1,900  PeopleSoft, Inc.*<F10>                                    158,175
       500  PHAMIS, Inc.*<F10>                                          8,375
     1,000  Policy Management Systems Corp.*<F10>                      34,000
       463  Pure Atria Corporation*<F10>                               17,478
       400  Rational Software Corp.*<F10>                              13,650
       200  Remedy Corp.*<F10>                                         16,000
       400  Siebel Systems, Inc.*<F10>                                 16,650
       500  Softdesk, Inc.*<F10>                                        3,438
       400  Softkey International Inc.*<F10>                            7,750
       500  SPSS Inc.*<F10>                                            13,875
       300  Sterling Software, Inc.*<F10>                              22,913
     1,000  SunGard Data Systems Inc.*<F10>                            45,000
     2,800  Sybase, Inc.*<F10>                                         41,650
       400  Symantec Corp.*<F10>                                        4,350
     1,000  Synopsys, Inc.*<F10>                                       46,125
       450  System Software Associates, Inc.                            5,963
       400  Systems & Computer
              Technology Corp.*<F10>                                    4,900
       400  Trident Microsystems, Inc.*<F10>                            6,050
       300  Veritas Software Corp.*<F10>                               21,225
       300  Wall Data Inc.*<F10>                                        6,825
       300  Wind River Systems, Inc.*<F10>                             13,275
       400  Wonderware Corp.*<F10>                                      4,100
                                                                    ---------
                                                                    2,591,889

            DRUGS -- 4.3%
       500  Curative Health Services Inc.*<F10>                         9,625
       400  Elan Corp. plc ADR*<F10>                                   11,950
       400  Interneuron Pharmaceuticals, Inc.*<F10>                    11,300
       900  Jones Medical Industries, Inc.                             43,650
     1,000  Eli Lilly & Co.                                            64,500
       400  Medicis Pharmaceutical Corp.*<F10>                         19,300
     4,022  Merck & Co., Inc.                                         283,048
       300  PDT, Inc.*<F10>                                             9,375
       500  Perrigo Co.*<F10>                                           4,938
     2,000  Pfizer Inc.                                               158,250
     1,500  Schering-Plough Corp.                                      92,250
       400  Warner-Lambert Co.                                         26,400
                                                                    ---------
                                                                      734,586

            EDUCATION -- 0.4%
       600  Computer Learning Centers, Inc.*<F10>                      16,800
       500  ITT Educational Services, Inc.*<F10>                       17,500
       700  National Education Corp.*<F10>                             13,387
       400  Sylvan Learning Systems, Inc.*<F10>                        16,400
                                                                    ---------
                                                                       64,087

            ELECTRONICS -- 1.0%
       675  Analog Devices, Inc.*<F10>                                 18,309
       300  Arrow Electronics, Inc.*<F10>                              13,350
       300  Avnet, Inc.                                                14,550
       600  Gentex Corp.*<F10>                                         13,650
       800  International Rectifier Corp.*<F10>                        11,100
       400  Logicon, Inc.                                              14,050
       600  Loral Space & Communications Corp.*<F10>                    9,450
       400  Marshall Industries*<F10>                                  12,050
       468  Molex Inc.                                                 17,433
       300  Philips Electronics N.V. ADR                               10,763
       900  Pioneer-Standard Electronics, Inc.                         10,125
       400  SCI Systems, Inc.*<F10>                                    22,500
       400  Spectrian Corp.*<F10>                                       5,000
       454  Teradyne, Inc.*<F10>                                        7,548
                                                                     --------
                                                                      179,878

            ENERGY -- 1.1%
       300  Chesapeake Energy Corporation*<F10>                        18,787
       300  Halliburton Co.                                            15,487
       400  Helmerich & Payne, Inc.                                    17,450
     1,600  Input/Output, Inc.*<F10>                                   47,600
       500  Newpark Resources, Inc.*<F10>                              18,188
       800  Rowan Companies, Inc.*<F10>                                14,900
       500  Seitel, Inc.*<F10>                                         18,563
       400  Tidewater Inc.                                             14,950
       300  Transocean Offshore Inc.                                   18,375
                                                                    ---------
                                                                      184,300

            ENGINEERING & CONSTRUCTION -- 0.0%
       300  Bufete Industrial, S.A. ADR*<F10>                           5,250
       300  Grupo Tribasa, S.A. de C.V. ADR*<F10>                       1,650
                                                                    ---------
                                                                        6,900

            ENVIRONMENTAL -- 0.7%
       400  United Waste Systems, Inc.*<F10>                           13,900
     1,449  United States Filter Corp.*<F10>                           49,447
     1,180  USA Waste Services, Inc.*<F10>                             37,170
       500  WMX Technologies, Inc.                                     16,438
                                                                    ---------
                                                                      116,955

            FINANCIAL SERVICES -- 3.5%
       400  Associates First Capital Corporation                       16,400
       700  Atalanta/Sosnoff Capital Corp.                              6,650
       400  BARRA, Inc.*<F10>                                          10,300
       400  BISYS Group, Inc.*<F10>                                    16,400
       400  Ceridian Corp.*<F10>                                       20,000
       400  DST Systems, Inc.*<F10>                                    12,800
       600  Equifax Inc.                                               15,825
       600  Fair, Isaac and Co., Inc.                                  23,250
       975  First Data Corp.                                           79,584
       400  First USA, Inc.                                            22,150
       300  Franklin Resources, Inc.                                   19,913
       800  Green Tree Financial Corp.                                 31,400
       400  Jack Henry & Associates, Inc.                              12,700
       800  Intuit Inc.*<F10>                                          25,200
       800  Medaphis Corp.*<F10>                                       12,000
       750  The Money Store, Inc.                                      19,875
     1,125  Paychex, Inc.                                              65,250
       750  PMT Services, Inc.*<F10>                                   15,188
       600  T. Rowe Price Associates, Inc.                             19,500
       400  Primark Corp.*<F10>                                        10,950
     2,250  Charles Schwab Corp.                                       52,031
       300  Shared Medical Systems Corp.                               17,100
       500  SunAmerica, Inc.                                           17,250
       500  Total System Services, Inc.                                13,000
       500  VeriFone, Inc.*<F10>                                       22,375
       400  Waterhouse Investor Services, Inc.                         15,150
                                                                    ---------
                                                                      592,241

            FOODS -- 0.2%
       600  Hershey Foods Corp.                                        30,150

            HEALTH MAINTENANCE ORGANIZATIONS -- 3.2%
       303  Aetna Inc.                                                 21,324
       300  Coventry Corp.*<F10>                                        3,581
       400  Foundation Health Corp.*<F10>                              13,550
       600  Healthsource, Inc.*<F10>                                    8,850
     6,000  Oxford Health Plans, Inc.*<F10>                           298,500
       700  PacifiCare Health Systems, Inc.*<F10>                      57,925
       500  Physician Corp. of America*<F10>                            6,062
       400  Sierra Health Services, Inc.*<F10>                         13,750
     2,694  United HealthCare Corp.                                   112,138
       300  United Wisconsin Services, Inc.                             8,775
       500  United American Healthcare Corp.*<F10>                      4,250
                                                                     --------
                                                                      548,705

            HOTELS --0.2%
       600  HFS Incorporated*<F10>                                     40,125

            HOUSEHOLD PRODUCTS -- 1.4%
     1,000  American Home Products Corp.                               63,750
       500  Colgate-Palmolive Co.                                      43,437
       300  Estee Lauder Companies Inc.                                13,463
       500  Paragon Trade Brands, Inc.*<F10>                           11,687
     1,000  Parlux Fragrances, Inc.*<F10>                               4,750
     1,000  Procter & Gamble Co.                                       97,500
                                                                    ---------
                                                                      234,587

            MACHINERY -- 0.1%
       750  IDEX Corp.                                                 24,938

            MEDICAL SERVICES -- 4.5%
       300  Access Health, Inc.*<F10>                                  16,875
     1,000  American Physicians Service Group, Inc.*<F10>               7,250
       600  Apria Healthcare Group Inc.*<F10>                          11,250
       600  Cerner Corp.*<F10>                                          9,300
     1,344  Columbia/HCA Healthcare Corp.                              76,440
     1,000  Coram Healthcare Corp.*<F10>                                3,875
       300  Express Scripts, Inc.*<F10>                                10,875
       600  Genesis Health Ventures, Inc.*<F10>                        16,875
       400  Grupo Casa Autrey, S.A. de C.V. ADR                         8,950
       800  Gulf South Medical Supply, Inc.*<F10>                      20,600
     1,244  HBO & Co.                                                  83,037
       500  HealthCare COMPARE Corp.*<F10>                             23,687
       900  Health Management Systems, Inc.*<F10>                      26,325
       600  Health Care & Retirement Corp.*<F10>                       14,100
     1,687  Health Management Associates, Inc.*<F10>                   41,964
     1,786  HEALTHSOUTH Corp.*<F10>                                    68,538
       500  Horizon/CMS Healthcare Corporation*<F10>                    6,000
       400  Integrated Health Services, Inc.                           10,100
       400  Lincare Holdings Inc.*<F10>                                16,000
       400  Living Centers of America, Inc.*<F10>                      10,000
       400  Manor Care, Inc.                                           15,350
       400  MedCath Inc.*<F10>                                          6,800
       500  OrNda HealthCorp*<F10>                                     13,687
       800  Orthodontic Centers of America Inc.*<F10>                  16,300
     1,350  PhyCor, Inc.*<F10>                                         51,385
       600  Physician Reliance Network, Inc.*<F10>                      9,150
       500  Physicians Resource Group, Inc.*<F10>                      11,813
       900  Physician Sales & Service, Inc.*<F10>                      21,150
       800  Prime Medical Services, Inc.*<F10>                         10,600
       600  Renal Treatment Centers, Inc.*<F10>                        19,950
       800  RoTech Medical Corp.*<F10>                                 13,200
       600  Target Therapeutics, Inc.*<F10>                            25,650
       800  Universal Health Services, Inc. Cl B*<F10>                 21,800
       549  Value Health, Inc.*<F10>                                   10,294
       500  Vencor Inc.*<F10>                                          16,125
       500  Vivra Inc.*<F10>                                           16,313
                                                                    ---------
                                                                      761,608

            MEDICAL SUPPLIES -- 4.9%
     1,500  Abbott Laboratories                                        73,875
       400  Arrow International, Inc.                                  13,800
     2,207  Boston Scientific Corp.*<F10>                             126,902
       503  Cardinal Health, Inc.                                      41,560
       600  Cryolife, Inc.*<F10>                                        7,650
       400  Empi, Inc.*<F10>                                            5,600
       400  Guidant Corp.                                              22,100
       400  Helix Technology Corp.                                     11,400
       600  IDEXX Laboratories, Inc.*<F10>                             27,150
     3,000  Imatron Inc.*<F10>                                         13,875
     4,676  Johnson & Johnson                                         239,645
       400  Lunar Corp.*<F10>                                          12,800
     1,600  Medtronic, Inc.                                           102,600
       800  Nellcor Puritan Bennett Inc.*<F10>                         17,600
       600  Omnicare, Inc.                                             18,300
       800  OrthoLogic Corp.*<F10>                                      8,500
       600  Protocol Systems, Inc.*<F10>                                9,975
       500  Sofamor/Danek Group, Inc.*<F10>                            15,438
       450  St. Jude Medical, Inc.*<F10>                               18,169
       500  STERIS Corp.*<F10>                                         16,938
       600  Stryker Corp.                                              18,075
       500  Ventritex, Inc.*<F10>                                       8,750
                                                                    ---------
                                                                      830,702

            OFFICE EQUIPMENT & SUPPLIES -- 2.3%
       600  Boise Cascade Office Products Corp.*<F10>                  10,500
       300  CDW Computer Centers, Inc.*<F10>                           20,475
     1,000  CompuCom Systems Inc.*<F10>                                 8,750
     1,000  CompUSA Inc.*<F10>                                         54,000
       500  Corporate Express, Inc.*<F10>                              19,437
       500  Danka Business Systems PLC ADR                             19,875
       400  Global DirectMail Corp.*<F10>                              19,100
       500  Merisel, Inc.*<F10>                                           969
       400  Micro Warehouse, Inc.*<F10>                                10,300
     3,000  Office Depot, Inc.*<F10>                                   70,875
       675  OfficeMax, Inc.*<F10>                                       9,450
     5,062  Staples, Inc.*<F10>                                       112,316
       400  U.S. Office Products Co.*<F10>                             14,350
     1,000  Viking Office Products, Inc.                               30,000
                                                                    ---------
                                                                      400,397

            PUBLISHING -- 0.2%
       800  Indigo N.V.*<F10>                                           5,800
       300  Scholastic Corp.*<F10>                                     21,750
       800  Steck-Vaughn Publishing Corp.*<F10>                         8,600
                                                                    ---------
                                                                       36,150

            RECREATION -- 1.8%
       400  Autotote Corp.*<F10>                                          450
     1,000  Callaway Golf Co.                                          34,125
       400  Circus Circus Enterprises, Inc.*<F10>                      14,150
       500  Coastcast Corp.*<F10>                                       7,750
     2,097  CUC International Inc.*<F10>                               83,618
       400  Discovery Zone, Inc.*<F10>                                    150
     1,000  Walt Disney Co.                                            63,375
       400  Electronic Arts Inc.*<F10>                                 14,950
       500  International Game Technology                              10,250
     1,000  Mirage Resorts, Inc.*<F10>                                 25,625
       500  PLATINUM technology, inc.*<F10>                             6,312
       400  PolyGram N.V.                                              22,300
     1,350  Regal Cinemas, Inc.*<F10>                                  33,750
                                                                    ---------
                                                                      316,805

            RESTAURANTS -- 1.2%
       500  Applebee's International Inc.                              13,250
       500  Boston Chicken, Inc.*<F10>                                 17,625
     1,500  Checkers Drive-In Restaurants, Inc.*<F10>                   1,453
       600  Dave & Buster's, Inc.*<F10>                                13,350
       500  Landry's Seafood Restaurants, Inc.*<F10>                   12,500
       500  Lone Star Steakhouse & Saloon, Inc.*<F10>                  15,219
       500  Longhorn Steaks, Inc.*<F10>                                 7,625
       500  McDonald's Corp.                                           23,688
     1,500  Outback Steakhouse, Inc.*<F10>                             36,188
       600  Papa John's International, Inc.*<F10>                      31,500
       500  Quality Dining, Inc.*<F10>                                 14,250
       400  Rainforest Cafe, Inc.*<F10>                                12,400
     1,000  Rally's Hamburgers Inc.*<F10>                               3,094
                                                                    ---------
                                                                      202,142

            RETAIL - SPECIALTY -- 3.7%
       500  Autozone, Inc.*<F10>                                       14,500
       300  Baby Superstore, Inc.*<F10>                                 6,225
       300  Barnes & Noble Inc.*<F10>                                  10,312
       800  Bed Bath & Beyond Inc.*<F10>                               21,900
     1,000  Best Buy Co., Inc.*<F10>                                   22,750
       300  Blyth Industries, Inc.*<F10>                               14,550
     1,125  Bombay Co., Inc.*<F10>                                      6,328
       500  Books-A-Million, Inc.*<F10>                                 4,062
       500  Borders Group, Inc.*<F10>                                  18,625
       500  Casey's General Stores, Inc.                                8,750
     1,000  Chico's FAS, Inc.*<F10>                                     7,500
       400  Consolidated Stores Corp.*<F10>                            16,000
       500  Damark International, Inc.*<F10>                            6,437
       300  Department 56, Inc.*<F10>                                   7,462
       468  Dollar General Corp.                                       14,567
       450  Dollar Tree Stores, Inc.*<F10>                             17,325
       800  Eckerd Corp.*<F10>                                         22,400
       500  Ethan Allen Interiors Inc.                                 15,563
       800  General Nutrition Companies, Inc.*<F10>                    14,050
       600  Hollywood Entertainment Corp.*<F10>                        12,300
       600  Intimate Brands, Inc.                                      10,950
       600  Kohl's Corp.*<F10>                                         21,600
       700  Lands' End, Inc.*<F10>                                     15,050
       300  Luxottica Group ADR                                        21,825
       500  Manhattan Bagel Co., Inc.*<F10>                             5,875
       500  NBTY Inc.*<F10>                                             8,250
       300  Oakley Inc.*<F10>                                          12,750
       500  Payless ShoeSource, Inc.*<F10>                             16,813
       400  Pep Boys-Manny, Moe & Jack                                 14,250
     1,500  PETsMART, Inc.*<F10>                                       38,813
     1,050  Pier 1 Imports, Inc.                                       16,931
       500  Proffitt's Inc.*<F10>                                      19,750
       400  Rexall Sundown, Inc.*<F10>                                 14,600
       500  Rhodes, Inc.*<F10>                                          3,750
       400  Ross Stores, Inc.                                          14,400
     2,000  Starbucks Corp.*<F10>                                      66,000
     2,000  Sunglass Hut International, Inc.*<F10>                     31,876
       400  Tiffany & Co.*<F10>                                        16,000
       400  West Marine, Inc.*<F10>                                    13,200
       500  Williams-Sonoma, Inc.*<F10>                                14,188
                                                                    ---------
                                                                      638,477

            RETAIL STORES -- 0.8%
       500  Dillard Department Stores, Inc.                            16,125
     1,000  Gap, Inc.                                                  28,875
       500  Neiman-Marcus Group, Inc.*<F10>                            17,625
       400  Saks Holdings Inc.*<F10>                                   14,000
     2,000  Wal-Mart Stores, Inc.                                      52,750
                                                                   ----------
                                                                      129,375

            SEMICONDUCTORS -- 8.0%
       450  Alliance Semiconductor Corp.*<F10>                          3,347
     1,800  Altera Corp.*<F10>                                         91,125
     2,200  Atmel Corp.*<F10>                                          67,925
       600  Cirrus Logic, Inc.*<F10>                                   12,525
       800  Cree Research, Inc.*<F10>                                   9,800
       400  EPIC Design Technology, Inc.*<F10>                         10,000
       300  Exar Corp.*<F10>                                            4,312
       400  Flextronics International Ltd.*<F10>                       11,050
       500  Hadco Corp.*<F10>                                          16,000
     1,000  Integrated Device Technology, Inc.*<F10>                    9,938
       300  Integrated Silicon Solution, Inc.*<F10>                     3,431
     5,800  Intel Corp.                                               553,540
     1,500  Lattice Semiconductor Corp.*<F10>                          43,312
       500  Level One Communications Inc.*<F10>                        17,125
       600  Linear Technology Corp.                                    22,125
     6,500  LSI Logic Corp.*<F10>                                     151,125
       400  Micrel, Inc.*<F10>                                          9,500
       850  Microchip Technology Inc.*<F10>                            31,769
     2,500  Micron Technology, Inc.                                    76,250
       500  National Semiconductor Corp.*<F10>                         10,063
       400  OPTi Inc.*<F10>                                             2,350
       600  Park Electrochemical Corp.                                 12,225
       300  SGS-THOMSON Microelectronics N.V.*<F10>                    14,213
     1,000  Sierra Semiconductor Corp.*<F10>                           12,000
     1,000  Texas Instruments Inc.                                     55,125
       400  Vitesse Semiconductor Corp.*<F10>                          15,450
     3,000  Xilinx, Inc.*<F10>                                        102,000
       300  Zilog, Inc.*<F10>                                           5,738
                                                                   ----------
                                                                    1,373,363

            SEMICONDUCTOR/CAPITAL SPENDING -- 1.6%
     2,000  Applied Materials, Inc.*<F10>                              55,250
       300  Asyst Technologies, Inc.*<F10>                              5,775
       300  Credence Systems Corp.*<F10>                                4,725
       600  Electroglas, Inc.*<F10>                                     8,250
       600  FSI International, Inc.*<F10>                               6,600
       600  GaSonics International Corp.*<F10>                          4,800
       500  Integrated Process Equipment Corp.*<F10>                    7,937
     1,800  KLA Instruments Corp.*<F10>                                40,500
       600  Kulicke & Soffa Industries, Inc.*<F10>                      6,825
     1,000  Lam Research Corp.*<F10>                                   26,625
       600  Mattson Technology, Inc.*<F10>                              6,525
       300  Novellus Systems, Inc.*<F10>                               12,788
       600  Photronics, Inc.*<F10>                                     18,600
       800  Sanmina Corp.*<F10>                                        32,200
       450  Semitool Inc.*<F10>                                         5,344
       400  Silicon Valley Group, Inc.*<F10>                            7,100
       800  Tencor Instruments*<F10>                                   14,450
       600  Ultratech Stepper, Inc.*<F10>                              11,325
                                                                   ----------
                                                                      275,619

            SERVICES -- 3.9%
       300  ABR Information Services, Inc.*<F10>                       21,600
     1,200  AccuStaff Inc.*<F10>                                       31,050
       600  Acxiom Corp.*<F10>                                         24,675
       300  BBN Corporation*<F10>                                       5,137
       900  Cambridge Technology Partners*<F10>                        27,225
       400  Career Horizons, Inc.*<F10>                                15,550
     1,000  Checkpoint Systems, Inc.*<F10>                             26,500
       300  ClinTrials Research Inc.*<F10>                             12,225
     1,200  Corrections Corp. of America*<F10>                         37,500
       400  CRA Managed Care, Inc.*<F10>                               21,600
     1,000  Employee Solutions, Inc.*<F10>                             17,250
       400  Franklin Quest Co.*<F10>                                    7,500
       500  Fritz Companies, Inc.*<F10>                                 7,250
     1,600  Gartner Group, Inc.*<F10>                                  54,400
       800  General DataComm Industries, Inc.*<F10>                     9,000
       505  Information Resources, Inc.*<F10>                           6,628
       400  Manpower Inc.                                              13,300
       400  Medic Computer Systems, Inc.*<F10>                         14,550
       400  MICROS Systems, Inc.*<F10>                                 11,800
       400  National Data Corp.                                        17,450
       600  Norrell Corp.                                              18,900
       450  Olsten Corp.                                               11,194
       300  Omnicom Group Inc.                                         14,025
       700  Personnel Group of America, Inc.*<F10>                     18,200
       500  Pittston Brink's Group                                     15,687
     2,100  Robert Half International Inc.*<F10>                       77,438
       800  Romac International, Inc.*<F10>                            24,400
       400  Sensormatic Electronics Corp.                               7,150
       400  Structural Dynamics Research Corp.*<F10>                    9,550
       400  Symbol Technologies, Inc.*<F10>                            18,400
     1,000  Synthetech, Inc.*<F10>                                      7,875
       800  Ultrak, Inc.*<F10>                                         22,000
       500  Uniforce Services, Inc.                                    10,813
       600  Wackenhut Corrections Corp.*<F10>                          13,350
       600  Zebra Technologies Corp.*<F10>                             15,375
                                                                   ----------
                                                                      662,484

            TECHNOLOGY -- 1.1%
       800  BI Inc.*<F10>                                               6,600
       300  Burr-Brown Corp.*<F10>                                      6,000
       600  Cognex Corp.*<F10>                                          9,750
       300  Coherent, Inc.*<F10>                                       10,575
       400  Fusion Systems Corp.*<F10>                                  7,200
       600  General Scanning Inc.*<F10>                                 6,675
       500  In Focus Systems, Inc.*<F10>                                7,187
       600  Kent Electronics Corp.*<F10>                               12,975
       450  Kronos Inc.*<F10>                                          13,837
       500  Lumisys Inc.*<F10>                                          5,008
       800  Maxim Integrated Products Inc.*<F10>                       28,300
       800  Optical Coating Laboratory, Inc.                            9,700
       300  Pacific Scientific Co.                                      3,863
       300  Perceptron, Inc.*<F10>                                      7,575
       300  Proxima Corp.*<F10>                                         3,488
     1,000  S3 Incorporated*<F10>                                      19,750
       450  Thermo Electron Corp.                                      18,225
       300  Three-Five Systems, Inc.*<F10>                              3,600
       441  Vishay Intertechnology, Inc.*<F10>                         10,198
       300  Watkins-Johnson Co.                                         6,075
                                                                   ----------
                                                                      196,581

            TELECOMMUNICATIONS -- 8.3%
       300  ADC Telecommunications, Inc.*<F10>                         19,200
       600  ADTRAN, Inc.*<F10>                                         30,150
     1,400  America Online Inc.*<F10>                                  49,875
     1,125  Andrew Corp.*<F10>                                         56,109
       400  APAC TeleServices, Inc.*<F10>                              20,500
       600  Aspect Telecommunications Corp.*<F10>                      37,350
       400  BroadBand Technologies, Inc.*<F10>                          8,200
     1,300  C-Cube Microsystems, Inc.*<F10>                            57,687
       400  California Amplifier, Inc.*<F10>                            5,450
       400  CIDCO, Inc.*<F10>                                           8,300
       400  CMG Information Services, Inc.                              5,800
       900  Cognos Inc.*<F10>                                          29,362
       600  Coherent Communication
              Systems Corp.*<F10>                                      11,400
       500  Dialogic Corp.*<F10>                                       17,750
     1,400  DSC Communications Corp.*<F10>                             35,175
       600  DSP Communications Inc.*<F10>                              33,525
       500  ECI Telecom Ltd.                                           10,500
       500  EIS International, Inc.*<F10>                               7,000
       800  L.M. Ericsson Telephone Co. ADR                            20,300
       500  Galileo Electro-Optics Corp.*<F10>                         12,375
     1,650  Glenayre Technologies, Inc.*<F10>                          37,950
       300  Globalstar Telecommunications Ltd.*<F10>                   15,450
     1,000  Global Village Communication, Inc.*<F10>                    8,125
       500  InterVoice, Inc.*<F10>                                      7,375
       600  MasTec, Inc.*<F10>                                         20,550
     1,133  MFS Communications Co., Inc.*<F10>                         49,427
     2,000  Motorola, Inc.                                            103,250
       300  NETCOM On-Line Communication
              Services, Inc.*<F10>                                      5,137
       500  Network Equipment
              Technologies, Inc.*<F10>                                  6,812
     1,251  NEXTEL Communications, Inc.*<F10>                          23,144
       800  Octel Communications Corp.*<F10>                           23,200
       800  PairGain Technologies, Inc.*<F10>                          62,500
     2,000  PictureTel Corp.*<F10>                                     70,500
       400  Plantronics, Inc.*<F10>                                    15,050
       300  Premisys Communications, Inc.*<F10>                        11,025
       500  PSINet Inc.*<F10>                                           5,438
       500  QUALCOMM Inc.*<F10>                                        21,250
       500  Quarterdeck Corp.*<F10>                                     3,438
       500  Reuters Holdings PLC ADR                                   34,625
       800  Smith Micro Software, Inc.*<F10>                            5,000
       300  Stanford Telecommunications, Inc.*<F10>                    15,000
       600  Tekelec*<F10>                                               8,700
     3,000  Tellabs, Inc.*<F10>                                       211,875
       500  Trimble Navigation Ltd.*<F10>                               8,313
       500  U.S. Long Distance Corp.                                    4,469
     1,600  U.S. Robotics Corp.*<F10>                                 103,400
       400  Westell Technologies, Inc.*<F10>                           17,700
     2,476  WorldCom Inc.*<F10>                                        52,925
                                                                    ---------
                                                                    1,427,636

            Total common stocks
              (cost $11,664,233)                                   16,875,785

PREFERRED STOCKS -- 0.2%
       101  Aetna Inc., 6.25%, Class C
             07/19/00 Series                                            7,360
       800  FHP International Corp., 5%, Series A                      24,900
                                                                    ---------
            Total preferred stocks
              (cost $20,730)                                           32,260
            Total long-term investments
              (cost $11,684,963)                                   16,908,045

SHORT-TERM INVESTMENTS -- 1.6% (A)<F11>
            VARIABLE RATE DEMAND NOTES
  $268,714  Wisconsin Electric Power Co.                              268,714
                                                                   ----------
            Total short-term investments
              (cost $268,714)                                         268,714
                                                                   ----------
            Total investments
              (cost $11,953,677)                                   17,176,759

            Liabilities, less cash and
              receivables (0.4%) (A)<F11>                            (72,333)
                                                                   ----------
            NET ASSETS                                            $17,104,426
                                                                   ----------
                                                                   ----------

            Net Asset Value Per Share
              ($0.01 par value 20,000,000
              shares authorized), offering
              and redemption price
              ($17,104,426 / 1,093,502
              shares outstanding)                                      $15.64
                                                                       ------
                                                                       ------

  *<F10>Non-income producing security.
  (a)<F11>Percentages for the various classifications relate to net assets.

REYNOLDS OPPORTUNITY FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1996

INCOME:
  Dividends                                                         $41,710
  Interest                                                           11,704
                                                                 ----------
     Total income                                                    53,414
                                                                 ----------
EXPENSES:
  Management fees                                                   137,069
  Administrative services                                            27,414
  Professional fees                                                  10,786
  Transfer agent fees                                                10,599
  Custodian fees                                                      9,569
  Registration fees                                                   4,909
  Printing and postage expense                                        3,830
  Amortization of organizational expenses                             2,756
  Other expenses                                                      2,625
                                                                 ----------
     Total expenses                                                 209,557
                                                                 ----------
NET INVESTMENT LOSS                                               (156,143)
                                                                 ----------
NET REALIZED GAIN ON INVESTMENTS                                     18,753
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            1,557,990
                                                                 ----------
NET GAIN ON INVESTMENTS                                           1,576,743
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,420,600
                                                                  ---------
                                                                  ---------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1996 and 1995

                                                             1996        1995
                                                            -----       -----
OPERATIONS:
 Net investment loss                                   $(156,143)  $(117,160)
 Net realized gain (loss) on investments                   18,753   (125,223)
 Net increase in unrealized appreciation
   on investments                                       1,557,990   3,122,966
                                                       ----------   ---------
  Net increase in net assets resulting
   from operations                                      1,420,600   2,880,583
                                                       ----------  ----------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued (389,197 and
   265,966 shares, respectively)                        5,726,048   3,063,971
 Cost of shares redeemed (70,945
   and 98,163 shares, respectively)                   (1,025,039) (1,093,553)
                                                       ----------  ----------
  Net increase in net assets derived from
   Fund share activities                                4,701,009   1,970,418
                                                       ----------  ----------
  TOTAL INCREASE                                        6,121,609   4,851,001
NET ASSETS AT THE BEGINNING OF THE YEAR                10,982,817   6,131,816
                                                       ----------  ----------
NET ASSETS AT THE END OF THE YEAR                     $17,104,426 $10,982,817
                                                       ----------  ----------
                                                       ----------  ----------

The accompanying notes to financial statements are an integral part of these statements.

REYNOLDS OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                                                                                 FOR THE
                                                                                                             PERIOD FROM
                                                                   FOR THE YEARS                       JANUARY 30, 1992*<F12>
                                                                   EENDED SEPTEMBER 30,                  TO SEPTEMBER 30,
                                                 -------------------------------------------            ----------------
                                                   1996        1995         1994        1993                        1992
                                                 ------      ------       ------       -----                       -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period             $14.17      $10.09        $9.78       $8.85                      $10.00
Income from investment operations:
  Net investment (loss) income                   (0.06)      (0.11)       (0.09)      (0.10)                        0.00
  Net realized and unrealized
    gain (loss) on securities                      1.53        4.19         0.40        1.03                      (1.15)
                                                -------     -------      -------     -------                    --------
Total from investment operations                   1.47        4.08         0.31        0.93                      (1.15)
Less distributions:
  Dividend from net investment income                --          --           --        0.00                          --
                                                -------     -------      -------     -------                    --------
Net asset value, end of period                   $15.64      $14.17       $10.09       $9.78                       $8.85
                                                -------     -------      -------     -------                    --------
                                                -------     -------      -------     -------                    --------
TOTAL INVESTMENT RETURN                           10.4%       40.4%         3.2%       10.5%                   (16.8%)**<F13>

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's $)         17,104      10,983        6,132       3,834                       1,844
  Ratio of expenses (after reimbursement)
    to average net assets***<F14>                  1.5%        1.9%         2.0%        2.0%                      2.0%**<F13>
  Ratio of net investment (loss) income
    to average net assets****<F15>               (1.1%)      (1.5%)       (1.6%)      (1.3%)                      0.0%**<F13>
  Portfolio turnover rate                         11.8%       38.4%        16.8%       67.6%                       30.1%
  Average commission rate paid*****<F16>        $0.1269

*<F12>Commencement of Operations.
**<F13>Annualized.
***<F14>Computed after giving effect to adviser's limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been, for the years ended September 30, 1994 and 1993 and for the period ended September 30, 1992, 2.1%, 2.4% and 3.8%**, respectively.
****<F15>The ratio of net investment income prior to adviser's expense limitation undertaking to average net assets for the years ended September 30, 1994 and 1993 and for the period ended September 30, 1992 would have been (1.7%), (1.7%) and (1.8%)**, respectively.
*****<F16>Disclosure required for fiscal years beginning after September 1, 1995.

The accompanying notes to financial statements are an integral part of this statement.


REYNOLDS U.S. GOVERNMENT BOND FUND
STATEMENT OF NET ASSETS
September 30, 1996

                                                                     QUOTED
 PRINCIPAL                                                           MARKET
    AMOUNT                                                            VALUE
 ---------                                                          -------

LONG-TERM INVESTMENTS -- 66.2% (A)<F17>
            U.S. TREASURY SECURITIES -- 66.2%
  $300,000  U.S. Treasury Notes,
              6.250%, due 06/30/98                                 $300,797
   200,000  U.S. Treasury Notes,
              6.125%, due 08/31/98                                  199,969
   200,000  U.S. Treasury Notes,
              6.000%, due 09/30/98                                  199,594
   200,000  U.S. Treasury Notes,
              7.125%, due 10/15/98                                  203,844
   200,000  U.S. Treasury Notes,
              6.750%, due 05/31/99                                  202,406
   400,000  U.S. Treasury Notes,
              6.375%, due 07/15/99                                  401,312
   300,000  U.S. Treasury Notes,
              8.500%, due 11/15/00                                  322,219
                                                                 ----------
            Total long-term investments
              (cost $1,843,138)                                   1,830,141

SHORT-TERM INVESTMENTS -- 32.7% (A)<F17>
            U.S. TREASURY SECURITIES -- 29.0%
   200,000  U.S. Treasury Notes,
              6.125%, due 12/31/96                                  200,375
   300,000  U.S. Treasury Notes,
              6.375%, due 06/30/97                                  301,500
   300,000  U.S. Treasury Notes,
              5.500%, due 07/31/97                                  299,390
                                                                 ----------
            Total government securities
              (cost $798,812)                                       801,265

            VARIABLE RATE DEMAND NOTES -- 3.7%
   102,373  Wisconsin Electric Power Co.                            102,373
                                                                 ----------
            Total variable rate demand notes
              (cost $102,373)                                       102,373
                                                                  ---------
            Total short-term investments
              (cost $901,185)                                       903,638
            Total investments
              (cost $2,744,323)                                   2,733,779
            Cash and receivables, less
              liabilities -- 1.1% (A)<F17>                           31,749
                                                                 ----------
            NET ASSETS                                           $2,765,528
                                                                 ----------
                                                                 ----------

            Net Asset Value Per Share
              ($0.01 par value 20,000,000
              shares authorized), offering
              and redemption price
              ($2,765,528 / 283,568
              shares outstanding)                                     $9.75
                                                                     ------
                                                                     ------

(a)<F17>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

REYNOLDS U.S. GOVERNMENT BOND FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1996

INCOME:
  Interest                                                         $162,757
                                                                  ---------

EXPENSES:
  Management fees                                                    19,280
  Professional fees.                                                 15,188
  Transfer agent fees                                                10,369
  Registration fees                                                   4,009
  Amortization of organizational expenses                             2,756
  Administrative services                                             2,571
  Printing and postage expense                                        1,465
  Custodian fees                                                        667
  Other expenses                                                      1,387
                                                                  ---------
  Total expenses before reimbursement                                57,692

  Less expenses assumed by adviser                                 (34,556)
                                                                  ---------
  Net expenses                                                       23,136
                                                                  ---------
NET INVESTMENT INCOME                                               139,621
                                                                  ---------
NET REALIZED LOSS ON INVESTMENTS                                    (2,669)
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             (16,703)
                                                                  ---------
NET LOSS ON INVESTMENTS                                            (19,372)
                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $120,249
                                                                  ---------
                                                                  ---------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1996 and 1995

                                                             1996        1995
                                                           ------       -----
OPERATIONS:
 Net investment income                                   $139,621    $166,986
 Net realized loss on investments                         (2,669)   (144,952)
 Net (decrease) increase in unrealized
   appreciation on investments                           (16,703)     203,951
                                                       ----------   ---------
  Net increase in net assets resulting
   from operations                                        120,249     225,985
                                                       ----------   ---------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income
   ($0.5333 and $0.5441 per share, respectively)        (139,621)   (169,574)
                                                       ----------   ---------
  Total distributions                                   (139,621)   (169,574)
                                                       ----------   ---------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued (61,092
  and 14,454 shares, respectively)                        595,638     141,920
 Net asset value of shares issued in distributions
   (12,488 and 16,429 shares, respectively)               123,166     158,139
 Cost of shares redeemed (74,161 and
   201,217 shares, respectively)                        (732,525) (1,925,062)
                                                        ---------  ----------
  Net decrease in net assets derived from
   Fund share activities                                 (13,721) (1,625,003)
                                                        ---------  ----------
  TOTAL DECREASE                                         (33,093) (1,568,592)
NET ASSETS AT THE BEGINNING OF THE YEAR                 2,798,621   4,367,213
                                                       ----------  ----------
NET ASSETS AT THE END OF THE YEAR                      $2,765,528  $2,798,621
                                                       ----------  ----------
                                                       ----------  ----------

The accompanying notes to financial statements are an integral part of these statements.

REYNOLDS U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                                                                                FOR THE
                                                                                                             PERIOD FROM
                                                                        FOR THE YEARS                  JANUARY 30, 1992*<F18>
                                                                        ENDED SEPTEMBER 30,             TO SEPTEMBER 30,
                                                     ---------------------------------------------      ----------------
                                                        1996        1995         1994        1993                   1992
                                                     -------      ------       ------      ------                 ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period                   $9.85       $9.61       $10.76      $10.36                 $10.00
Income from investment operations:
  Net investment income                               0.5333      0.5350       0.5609      0.5498                 0.2979
  Net realized and unrealized (loss) gain
     on investments                                 (0.1000)      0.2491     (1.1432)      0.4001                 0.3602
                                                    --------     -------     --------     -------               --------
Total from investment operations                      0.4333      0.7841     (0.5823)      0.9499                 0.6581
Less distributions:
  Dividends from net investment income              (0.5333)    (0.5441)     (0.5607)    (0.5499)               (0.2981)
  Distribution from net realized gains                    --          --     (0.0070)          --                     --
                                                    --------     -------     --------     -------               --------
Total from distributions                            (0.5333)    (0.5441)     (0.5677)    (0.5499)               (0.2981)
                                                    --------     -------     --------     -------               --------
Net asset value, end of period                         $9.75       $9.85        $9.61      $10.76                 $10.36
                                                    --------     -------     --------     -------               --------
                                                    --------     -------     --------     -------               --------
TOTAL INVESTMENT RETURN                                4.49%       8.42%      (5.54%)       9.48%               10.20%**<F19>

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's $)               2,766       2,799        4,367       6,376                  3,223
  Ratio of expenses (after reimbursement)
    to average net assets***<F20>                      0.90%       0.91%        0.86%       0.83%                0.75%**<F19>
  Ratio of net investment income
    to average net assets****<F21>                     5.43%        5.6%         5.4%        5.3%                 5.0%**<F19>
  Portfolio turnover rate                              28.6%        0.0%        19.6%        6.3%                     --

*<F18>Commencement of Operations.
**<F19>Annualized.
***<F20>Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 2.2%, 2.0%, 1.5% and 1.5% for the years ended September 30, 1996, 1995, 1994 and
1993, respectively, and 2.8%** for the period ended September 30, 1992.
****<F21>The ratio of net investment income prior to adviser's expense limitation undertaking to average net assets for the years ended September 30, 1996, 1995, 1994 and 1993 and the period ended September 30, 1992 would have been 4.1%, 4.5%, 4.8%, 4.6% and 2.9%**, respectively.

The accompanying notes to financial statements are an integral part of this statement.


REYNOLDS MONEY MARKET FUND
STATEMENT OF NET ASSETS
September 30, 1996

 PRINCIPAL
    AMOUNT                                                 RATING       VALUE
 ---------                                                 ------      ------
            COMMERCIAL PAPER -- 54.9% (A)<F22>
  $200,000  General Electric Capital Corp.,
             5.43%, due 10/11/96                            A1+P1    $199,698
   200,000  Associates Corporation, 5.43%, due 10/15/96     A1+P1     199,578
   200,000  IBM Credit Corporation, 5.37%, due 10/21/96      A1P1     199,403
   195,000  Prudential Funding Corp., 5.40%, due 10/23/96   A1+P1     194,357
   195,000  Norwest Financial, Inc., 5.35%, due 10/28/96    A1+P1     194,218
   205,000  The CIT Group Holdings, Inc.,
             5.28%, due 11/13/96                             A1P1     203,707
   205,000  John Deere Capital Corporation,
             5.28%, due 11/26/96                             A1P1     203,316
   205,000  American General Finance Corporation,
              5.29%, due 12/11/96                           A1+P1     202,861
   195,000  Merrill Lynch & Co., Inc.,
             5.48%, due 12/02/96                            A1+P1     193,160
   200,000  Chevron Oil Finance Company,
             5.25%, due 12/09/96                            A1+P1     197,988
   200,000  American Express Credit Corp.,
             5.31%, due 01/07/97                             A1P1     197,109
                                                                    ---------
            Total commercial paper                                  2,185,395

            FEDERAL AGENCIES -- 30.0% (A)<F22>
   300,000  Federal Home Loan Banks, 5.20%, due 10/30/96              298,743
   300,000  Federal National Mortgage Association,
             5.20%, due 11/04/96                                      298,527
   300,000  Federal National Mortgage Association,
             5.07%, due 11/12/96                                      298,225
   300,000  Federal National Mortgage Association,
             5.15%, due 11/26/96                                      297,597
                                                                    ---------
            Total federal agencies                                  1,193,092

            VARIABLE RATE DEMAND NOTES -- 15.4% (A)<F22>
   190,000  American Family Financial Services               A1P1     190,000
   190,000  Johnson Controls, Inc.                           A1P1     190,000
    43,902  Pitney Bowes Credit Corp.                        A1P1      43,902
   190,000  Wisconsin Electric Power Co.                     A1P1     190,000
                                                                    ---------
            Total variable rate demand notes                          613,902
                                                                   ----------
            Total investments (amortized cost $3,992,389)           3,992,389
            Liabilities, less cash and receivables -- (0.3%)(A)<F22> (11,930)
                                                                   ----------
            NET ASSETS                                             $3,980,459
                                                                    ---------
                                                                    ---------
            Net Asset Value Per Share ($0.01 par value
              500,000,000 shares authorized),
              offering and redemption price
            ($3,980,459 / 3,980,459 shares outstanding)                 $1.00
                                                                        -----
                                                                        -----

(a)<F22>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

REYNOLDS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1996


INCOME:
  Interest                                                         $271,591
                                                                   --------
EXPENSES:
  Management fees                                                    24,986
  Professional fees                                                  15,689
  Transfer agent fees                                                 9,352
  Administrative services                                             4,997
  Printing and postage expenses                                       4,025
  Registration fees                                                   3,839
  Custodian fees                                                      2,758
  Amortization of organizational expenses                             1,593
  Other expenses                                                      2,118
                                                                  ---------
     Total expenses before reimbursement                             69,357

  Less expenses assumed by adviser                                 (36,875)
                                                                  ---------
     Net expenses                                                    32,482
                                                                  ---------
NET INVESTMENT INCOME                                               239,109
                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $239,109
                                                                  ---------
                                                                  ---------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1996 and 1995

                                                             1996        1995
                                                           ------       -----
OPERATIONS:
  Net investment income                                  $239,109    $151,412
                                                       ----------   ---------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income
   ($0.0477 and $0.0510 per share, respectively)        (239,109)   (151,412)
                                                       ----------  ----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (11,997,282 and
    6,565,456 shares, respectively)                    11,997,282   6,565,456
  Net asset value of shares issued in distributions
    (234,567 and 146,040 shares, respectively)            234,567     146,040
  Cost of shares redeemed (11,994,546 and
    6,160,428 shares, respectively)                  (11,994,546) (6,160,428)
                                                      -----------  ----------
  Net increase in net assets derived from
    Fund share activities.                                237,303     551,068
                                                       ----------  ----------
  TOTAL INCREASE                                          237,303     551,068
NET ASSETS AT THE BEGINNING OF THE YEAR                 3,743,156   3,192,088
                                                      -----------  ----------
NET ASSETS AT THE END OF THE YEAR                      $3,980,459  $3,743,156
                                                      -----------  ----------
                                                      -----------  ----------

The accompanying notes to financial statements are an integral part of these statements.

REYNOLDS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                                                   YEARS ENDED SEPTEMBER 30,
                                                  ------------------------------------------------
                                                     1996      1995      1994      1993      1992     1991*<F23>
                                                  -------    ------    ------    ------    ------    ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
Income from investment operations:
  Net investment income                            0.0477    0.0510    0.0304    0.0255    0.0364    0.0358
Less distributions:
  Dividends from net investment income           (0.0477)  (0.0510)  (0.0304)  (0.0255)  (0.0364)  (0.0358)
                                                 --------   -------   -------  --------   -------   -------
Net asset value, end of period                      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                                 --------   -------   -------  --------   -------   -------
                                                 --------   -------   -------  --------   -------   -------
TOTAL INVESTMENT RETURN                              4.9%      5.2%      3.1%      2.6%      3.6%    5.5%**<F24>

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's $)            3,980     3,743     3,192     6,798     6,166     3,617
  Ratio of expenses (after reimbursement)
    to average net assets***<F25>                   0.65%     0.65%     0.63%     0.67%     0.64%   0.61%**<F24>
  Ratio of net investment income to
    average net assets****<F26>                     4.78%     5.08%     2.84%     2.62%     3.53%   5.43%**<F24>

*<F23>For the period from January 30, 1991 (commencement of operations) to September 30, 1991.
**<F24>Annualized.
***<F25>Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 1.39%, 1.95%, 1.47%, 1.22% and 1.73% for the years ended September 30, 1996,
1995, 1994, 1993 and 1992, respectively, and 1.85%** for the period ended
September 30, 1991.
****<F26>If the Fund had paid all of its expenses, the ratio would have been 4.05%, 3.79%, 2.01%, 2.08% and 2.44% for the years ended September 30, 1996,
1995, 1994, 1993 and 1992, respectively, and 4.18%** for the period ended September 30, 1991.

The accompanying notes to financial statements are an integral part of this statement.


REYNOLDS FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
September 30, 1996

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

  The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as an open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of four funds: the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Money Market Fund ("Money Market Fund"), the Reynolds Opportunity Fund ("Opportunity Fund") and the Reynolds U.S. Government Bond Fund ("Government Bond Fund") (collectively the "Funds").
  The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28,1988.

  The investment objective of the Blue Chip Fund is to produce long-term growth of capital, with current income as a secondary objective, by investing in common stocks of well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks of companies having above average growth characteristics; and the investment objective of the Government Bond Fund is to provide a high level of current income by investing in a diversified portfolio of securities issued or guaranteed as to principal by the U.S. Government, its agencies or instrumentalities.

  (a) Each security for the Blue Chip Fund, Opportunity Fund and Government Bond Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates quoted market value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Investment transactions are recorded no later than the first business day after the trade date. The cost amounts of securities for Federal income tax purposes aggregates $14,967,277 and $11,973,098, respectively, for the Blue Chip Fund and the Opportunity Fund. The differences between cost amounts for book purposes and tax purposes is due to deferred wash losses. Cost amounts, as reported on the statements of net assets for the Government Bond Fund and the Money Market Fund, are the same for Federal income tax purposes.

  (b) Net realized gains and losses on common stock of the Blue Chip Fund and the Opportunity Fund are computed on the basis of the cost of specific certificates.

  (c) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Opportunity Fund has $272, $102,040, $53,303 and $103,349 of net capital losses which expire September 30, 2000, 2002, 2003 and 2004, respectively, and $3,456 of 1996 post-October losses, that may be used to offset capital gains in future years to the extent provided by tax regulations. The Government Bond Fund has $231,245 and $19,651 of net capital losses which expire September 30, 2003 and 2004, respectively, and $2,669 of 1996 post-October losses, that may be used to offset future realized capital gains.

  (d) The Blue Chip Fund and the Opportunity Fund record dividend income on the ex-dividend date and interest income on the accrual basis. The Government Bond Fund and the Money Market Fund record interest income on the accrual basis.

  (e) The Funds have significant investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance by these counterparties.

  (f) Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

  (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

  The Funds have management agreements with Reynolds Capital Management ("RCM"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Government Bond Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.5% of such Fund's daily net assets. For the year ended September 30, 1996, RCM voluntarily waived $19,280 and $24,986 of the management fees due from the Government Bond Fund and the Money Market Fund, respectively, under the agreements. Additionally, RCM assumed $15,276 and $11,889 of other expenses of the Government Bond Fund and the Money Market Fund, respectively.

  RCM reimburses the Funds for annual expenses in excess of the lowest expense limitation imposed by the states. In addition to the reimbursement required under the management agreements, RCM has voluntarily reimbursed the Government Bond Fund and the Money Market Fund for expenses over 0.90% and 0.65% of the daily net assets of the Funds', respectively. These voluntary reimbursements to the Government Bond Fund and the Money Market Fund may be modified or discontinued at any time by RCM.

  The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those performed by RCM pursuant to the management agreements. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of such Funds' daily net assets up to and including $30,000,000 and 0.1% of such Funds' daily net assets in excess of $30,000,000; and the Government Bond Fund and the Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of such Funds' daily net assets.

(3)  DISTRIBUTION TO SHAREHOLDERS --
  Net investment income and net realized gains, if any, are distributed to shareholders. The Blue Chip Fund declared a distribution of $472,386 from net long-term realized gains ($0.3475 per share) on October 25, 1996. The distribution will be paid on October 28, 1996, to shareholders of record on October 24, 1996. The percentage of ordinary income which is eligible for the corporate dividends received deduction for this income distribution is 0%. Dividends from net investment income for the Government Bond Fund and the Money Market Fund are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least once each year.

(4)  DEFERRED EXPENSES --
  Organizational expenses were deferred and are being amortized on a straight-line basis over a period of not more than five years. These expenses were advanced by RCM who will be reimbursed by the Funds over a period of not more than five years. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized deferred expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption. The unamortized organizational expenses at September 30, 1996 were $1,145, and $1,145, respectively, for the Opportunity Fund and the Government Bond Fund.

(5)  INVESTMENT TRANSACTIONS --
  For the year ended September 30, 1996, purchases and proceeds of sales of investment securities of the Blue Chip Fund (excluding short-term securities) were $6,369,032 and $9,654,289, respectively; purchases and proceeds of sales of investment securities of the Opportunity Fund (excluding short-term securities) were $5,986,414 and $1,608,001, respectively; purchases and proceeds of sales of investment securities of the Government Bond Fund (excluding short-term securities) were $699,260 and $710,500, respectively.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

  As of September 30, 1996, liabilities of the Funds included the following:

                               BLUE CHIP MONEY MARKET OPPORTUNITY  GOVERNMENT
                                    FUND         FUND        FUND   BOND FUND
                               ---------  ----------- -----------  ----------
 Payable to brokers for
   investments purchased         $70,580          $--     $49,080         $--
 Payable to RCM for management
  fees and deferred expenses      24,409           --      14,509       1,145
 Dividends payable                    --       13,620          --      11,364
 Other liabilities                18,904          758      15,121         715

(7)  SOURCES OF NET ASSETS --

  As of September 30, 1996, the sources of net assets were as follows:

                               BLUE CHIP MONEY MARKET OPPORTUNITY  GOVERNMENT
                                    FUND         FUND        FUND   BOND FUND
                               --------- ------------ -----------  ----------
 Fund shares issued
  and outstanding            $14,479,219   $3,980,459 $12,163,185  $3,029,637
 Net unrealized appreciation
  (depreciation) on
   investments                15,901,029           --   5,223,082    (10,544)
 Accumulated net realized gain
   (loss) on investments         427,055           --   (281,841)   (253,565)
                              ----------   ---------- -----------  ----------
                             $30,807,303   $3,980,459 $17,104,426  $2,765,528
                              ----------   ---------- -----------  ----------
                              ----------   ---------- -----------  ----------

Aggregate net unrealized appreciation (depreciation) for the Funds as of September 30, 1996 consisted of the following:

                               BLUE CHIP  OPPORTUNITY  GOVERNMENT
                                    FUND         FUND   BOND FUND
                               ---------  -----------  ----------
 Aggregate gross unrealized
   appreciation              $16,174,201   $6,642,447      $8,877
 Aggregate gross unrealized
   depreciation                (273,172)  (1,419,365)    (19,421)
                              ----------   ----------  ----------

 Net unrealized appreciation
   (depreciation)            $15,901,029   $5,223,082   $(10,544)
                              ----------   ----------  ----------
                              ----------   ----------  ----------

                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                                 1-415-461-7860

                               BOARD OF DIRECTORS
                             FREDERICK L. REYNOLDS
                                ROBERT E. SNADER
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                           CUSTODIAN, TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                             FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               or 1-800-7REYNOLDS
                                 1-414-765-4124

                            INDEPENDENT ACCOUNTANTS
                              PRICE WATERHOUSE LLP
                             3100 Multifoods Tower
                             33 South Sixth Street
                          Minneapolis, Minnesota 55402

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202